Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	WeTrade Group Inc.
Entity Central Index Key	0001784970
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
EntityAddressAddressLine1	No 1 Gaobei South Coast, Yi An Men 111 Block 37
EntityAddressAddressLine2	Chao Yang District
EntityAddressPostalZipCode	852
EntityTaxIdentificationNumber	333233165
EntityAddressCityOrTown	Beijing City
LocalPhoneNumber	67966335
EntityAddressStateOrProvince	CHINA
CityAreaCode	852